Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Short-term and long-term debt outstanding

(in millions)	June 30, 2015	December 31, 2014
5.9% Senior Notes, due 2017 [1]	$400	$400
4.0% Senior Notes, due 2025 [2]	695	—
6.55% Senior Notes, due 2037 [3]	399	399
Long-term debt	$1,494	$799

1	Interest payments are due semiannually on April 15 and October 15, and, as of June 30, 2015, the unamortized debt discount is less than $1 million.

2	Interest payments are due semiannually on June 15 and December 15, and, as of June 30, 2015, the unamortized debt discount is approximately $5 million.

3	Interest payments are due semiannually on May 15 and November 15, and, as of June 30, 2015, the unamortized debt discount is approximately $1 million.

A summary of short-term and long-term debt outstanding is as follows:

(in millions)	December 31,
	2014	2013
5.9% Senior Notes, due 2017 [1]	$400	$400
6.55% Senior Notes, due 2037 [2]	399	399
Commercial paper	—	—
Total debt	799	799
Less: short-term debt including current maturities	—	—
Long-term debt	$799	$799

[1]	Interest payments are due semiannually on April 15 and October 15, and as of December 31, 2014, the unamortized debt discount is less than $1 million.

[2]	Interest payments are due semiannually on May 15 and November 15, and as of December 31, 2014, the unamortized debt discount is approximately $1 million.